Unique LoanID	Type	Exception	Comments	Eligible For Predatory Testing - Unable to Test	Date Reported By JCIII	Date Cure Provided	Document Name	Cured	Issue With Cure Doc	Unable To Cure	Pending JCIII Review	Seller Comments	JCIII Additional Comments
80001	Compliance	Federal Higher-Priced Mortgage Loan
Federal Higher-Priced Mortgage Loan - stated APR (5.398%) and audited APR (5.366%) exceeds the HPML threshold of 4.54% (1.5% over applicable APOR, 3.04%). Loan appears to comply with repayment ability, prepayment penalty, and escrow restrictions and requirements applicable to Federal HPMLs.
					2/18/2014	2/28/2014	HPML WRKST		YES				These do not make the loan a non-HPML to warrant exception to be waived; it simply shows that they comply with the fed HPML repayment ability provision.
80001	Credit	Appraisal Missing	N/A		2/18/2014	2/20/2014	COC/GFEs	YES
80005	Compliance	Home Loan Provision Exception	[GA] Home Loan Provision: Mandatory Arbitration Provision found in file. GA Fair Lending Act as amended by Senate Bill 53 prohibits mandatory arbitration clause on GA home loans.		2/19/2014
80009	Compliance	Home Loan Provision Exception
[GA] Home Loan Provision: Mandatory Arbitration Provision found in file. GA Fair Lending Act as amended by Senate Bill 53 prohibits mandatory arbitration clause on GA home loans. Mandatory arbitration clause is contained in the Mtg rider.
2/19/2014
80036	Compliance	HUD-1 Missing	N/A	NO	8/24/2015
80036	Compliance	TIL Missing	N/A	NO	8/24/2015